Early Deposit Mineral Stream Interests - Additional Information (Detail) - Kutcho [member] $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($) Tonnes_Per_Day
Disclosure Of Mineral Stream Interests [line items]
Percentage of Gold and Silver Elimination of Drop Down	66.70%
Additional upfront consideration | $	$ 20
Mill throughput capacity | Tonnes_Per_Day	4,500